STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.9%
Aptiv	23,292	[a]	3,886,270
BorgWarner	20,121		985,527
Ford Motor	335,056	[a]	4,674,031
General Motors	107,378	[a]	6,103,366
Tesla	65,145	[a]	44,767,644
			60,416,838
Banks - 4.0%
Bank of America	637,051		24,437,276
Citigroup	175,852		11,891,112
Citizens Financial Group	36,876		1,554,692
Comerica	11,806		810,600
Fifth Third Bancorp	59,161		2,146,953
First Republic Bank	14,930		2,911,649
Huntington Bancshares	119,266		1,679,265
JPMorgan Chase & Co.	255,863		38,834,886
KeyCorp	81,444		1,601,189
M&T Bank	11,090		1,484,396
People's United Financial	36,583		574,353
Regions Financial	80,314		1,546,044
SVB Financial Group	4,693	[a]	2,580,962
The PNC Financial Services Group	35,753		6,521,705
Truist Financial	113,129		6,157,611
U.S. Bancorp	114,067		6,335,281
Wells Fargo & Co.	348,916		16,029,201
Zions Bancorp	14,103		735,471
			127,832,646
Capital Goods - 5.7%
3M	48,870		9,673,328
A.O. Smith	11,606		816,250
Allegion	8,058		1,100,723
AMETEK	19,801		2,753,329
Carrier Global	68,983		3,811,311
Caterpillar	46,177		9,547,095
Cummins	12,225		2,837,422
Deere & Co.	26,514		9,587,197
Dover	12,473		2,084,488
Eaton	34,059		5,383,025
Emerson Electric	50,804		5,125,616
Fastenal	49,267		2,698,354

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.7% (continued)
Fortive	28,148		2,045,234
Fortune Brands Home & Security	11,933		1,163,110
Generac Holdings	5,423	[a]	2,274,189
General Dynamics	19,626		3,847,285
General Electric	739,864		9,581,239
Honeywell International	58,607		13,701,731
Howmet Aerospace	34,350		1,127,367
Huntington Ingalls Industries	3,466		710,981
IDEX	6,336		1,436,308
Illinois Tool Works	24,169		5,478,387
Ingersoll Rand	31,567	[a]	1,542,679
Johnson Controls International	61,141		4,366,690
L3Harris Technologies	17,585		3,987,223
Lockheed Martin	20,775		7,721,444
Masco	21,094		1,259,523
Northrop Grumman	12,570		4,563,161
Otis Worldwide	34,459		3,085,803
PACCAR	28,982		2,405,216
Parker-Hannifin	11,119		3,469,462
Pentair	14,101		1,038,821
Quanta Services	12,206		1,109,525
Raytheon Technologies	128,848		11,203,334
Rockwell Automation	9,783		3,007,490
Roper Technologies	8,906		4,375,874
Snap-on	4,765		1,038,675
Stanley Black & Decker	13,611		2,682,048
Teledyne Technologies	3,849	[a]	1,742,712
Textron	19,891		1,372,678
The Boeing Company	46,753	[a]	10,588,619
Trane Technologies	20,216		4,116,180
TransDigm Group	4,662	[a]	2,988,762
United Rentals	6,097	[a]	2,009,266
W.W. Grainger	3,628		1,612,936
Westinghouse Air Brake Technologies	14,553		1,235,113
Xylem	15,545		1,956,338
			181,263,541
Commercial & Professional Services - .8%
Cintas	7,576		2,986,308
Copart	17,795	[a]	2,615,865
Equifax	10,375		2,703,725
IHS Markit	31,898		3,726,962
Jacobs Engineering Group	11,399		1,541,715
Leidos Holdings	11,634		1,238,090
Nielsen Holdings	31,067		735,977

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	17,652		2,089,291
Robert Half International	9,771		959,610
Rollins	19,475		746,477
Verisk Analytics	13,531		2,570,078
Waste Management	32,887		4,875,827
			26,789,925
Consumer Durables & Apparel - 1.2%
D.R. Horton	27,970		2,669,177
Garmin	12,549		1,972,703
Hanesbrands	32,682		596,773
Hasbro	10,389		1,033,082
Leggett & Platt	11,101		533,181
Lennar, Cl. A	23,181		2,437,482
Mohawk Industries	5,252	[a]	1,023,615
Newell Brands	32,237		797,866
NIKE, Cl. B	107,648		18,032,116
NVR	297	[a]	1,551,112
PulteGroup	22,125		1,213,999
PVH	6,553	[a]	685,575
Ralph Lauren	4,275		485,298
Tapestry	24,404	[a]	1,032,289
Under Armour, Cl. A	15,798	[a]	323,069
Under Armour, Cl. C	19,429	[a]	340,396
VF	27,166		2,178,713
Whirlpool	5,115		1,133,177
			38,039,623
Consumer Services - 2.0%
Booking Holdings	3,457	[a]	7,530,245
Caesars Entertainment	17,968	[a]	1,569,684
Carnival	66,808	[a]	1,446,393
Chipotle Mexican Grill	2,413	[a]	4,496,481
Darden Restaurants	11,482		1,674,994
Domino's Pizza	3,345		1,757,764
Expedia Group	12,145	[a]	1,953,766
Hilton Worldwide Holdings	23,478	[a]	3,086,183
Las Vegas Sands	27,082	[a]	1,146,923
Marriott International, Cl. A	22,690	[a]	3,312,286
McDonald's	62,979		15,285,633
MGM Resorts International	33,933		1,273,505
Norwegian Cruise Line Holdings	32,073	[a]	770,714
Penn National Gaming	12,825	[a]	876,974
Royal Caribbean Cruises	17,394	[a]	1,337,077
Starbucks	100,212		12,168,743
Wynn Resorts	9,405	[a]	924,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 2.0% (continued)
Yum! Brands	25,117		3,300,123
			63,912,282
Diversified Financials - 5.0%
American Express	54,840		9,351,865
Ameriprise Financial	9,664		2,489,060
Berkshire Hathaway, Cl. B	160,221	[a]	44,587,902
BlackRock	12,062		10,459,805
Capital One Financial	37,977		6,140,881
Cboe Global Markets	9,484		1,123,569
CME Group	30,216		6,409,720
Discover Financial Services	25,721		3,197,635
Franklin Resources	21,681		640,674
Intercontinental Exchange	47,721		5,718,407
Invesco	31,264		762,216
MarketAxess Holdings	3,339		1,586,593
Moody's	13,758		5,173,008
Morgan Stanley	126,605		12,151,548
MSCI	6,967		4,152,053
Nasdaq	9,812		1,832,195
Northern Trust	17,297		1,951,966
Raymond James Financial	10,829		1,402,139
S&P Global	20,467		8,774,612
State Street	29,000		2,527,060
Synchrony Financial	46,031		2,164,378
T. Rowe Price Group	19,457		3,972,341
The Bank of New York Mellon	68,160		3,498,653
The Charles Schwab	126,383		8,587,725
The Goldman Sachs Group	28,933		10,846,403
			159,502,408
Energy - 2.5%
APA	34,625		649,219
Baker Hughes	62,910		1,336,208
Cabot Oil & Gas	33,591		537,456
Chevron	163,159		16,611,218
ConocoPhillips	114,555		6,421,953
Devon Energy	49,774		1,286,160
Diamondback Energy	15,745		1,214,412
EOG Resources	49,376		3,597,535
Exxon Mobil	357,546		20,583,923
Halliburton	75,692		1,565,311
Hess	23,591		1,803,296
Kinder Morgan	164,268		2,854,978
Marathon Oil	64,536		747,972
Marathon Petroleum	54,566		3,013,135

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.5% (continued)
NOV	32,715	[a]	451,794
Occidental Petroleum	72,867		1,901,829
ONEOK	38,719		2,012,226
Phillips 66	37,223		2,733,285
Pioneer Natural Resources	19,361		2,814,509
Schlumberger	117,037		3,374,177
The Williams Companies	102,343		2,563,692
Valero Energy	34,038		2,279,525
			80,353,813
Food & Staples Retailing - 1.3%
Costco Wholesale	37,317		16,035,861
Sysco	43,203		3,205,663
The Kroger Company	63,695		2,592,386
Walgreens Boots Alliance	59,959		2,827,067
Walmart	115,921		16,524,539
			41,185,516
Food, Beverage & Tobacco - 3.0%
Altria Group	155,844		7,486,746
Archer-Daniels-Midland	46,681		2,787,789
Brown-Forman, Cl. B	15,126		1,072,736
Campbell Soup	16,481		720,549
Conagra Brands	41,422		1,387,223
Constellation Brands, Cl. A	14,271		3,201,556
General Mills	51,050		3,004,803
Hormel Foods	23,152		1,073,790
Kellogg	21,170		1,341,331
Lamb Weston Holdings	12,883		860,198
McCormick & Co.	20,948		1,763,193
Molson Coors Beverage, Cl. B	16,929		827,659
Mondelez International, Cl. A	119,286		7,546,032
Monster Beverage	31,402	[a]	2,961,837
PepsiCo	116,669		18,311,200
Philip Morris International	131,507		13,162,536
The Coca-Cola Company	327,684		18,687,819
The Hershey Company	12,197		2,181,799
The J.M. Smucker Company	8,965		1,175,401
The Kraft Heinz Company	54,768		2,106,925
Tyson Foods, Cl. A	25,631		1,831,591
			93,492,713
Health Care Equipment & Services - 6.4%
Abbott Laboratories	150,035		18,151,234
ABIOMED	3,705	[a]	1,212,054
Align Technology	6,036	[a]	4,199,849
AmerisourceBergen	12,347		1,508,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.4% (continued)
Anthem	20,626		7,920,590
Baxter International	42,794		3,310,116
Becton Dickinson & Co.	24,467		6,257,435
Boston Scientific	119,393	[a]	5,444,321
Cardinal Health	24,392		1,448,397
Centene	50,141	[a]	3,440,174
Cerner	25,581		2,056,457
Cigna	29,129		6,684,814
CVS Health	110,964		9,138,995
Danaher	53,587		15,941,597
DaVita	5,567	[a]	669,432
Dentsply Sirona	18,871		1,246,241
DexCom	8,287	[a]	4,272,031
Edwards Lifesciences	53,170	[a]	5,969,396
HCA Healthcare	22,079		5,480,008
Henry Schein	12,339	[a]	988,971
Hologic	21,200	[a]	1,590,848
Humana	11,023		4,694,255
IDEXX Laboratories	7,221	[a]	4,899,665
Intuitive Surgical	10,064	[a]	9,978,053
Laboratory Corp. of America Holdings	8,253	[a]	2,444,126
McKesson	13,400		2,731,322
Medtronic	113,546		14,909,725
Quest Diagnostics	10,768		1,526,902
ResMed	12,514		3,401,305
Steris	7,772		1,693,907
Stryker	27,830		7,540,260
Teleflex	3,960		1,573,823
The Cooper Companies	4,229		1,783,665
UnitedHealth Group	79,754		32,876,194
Universal Health Services, Cl. B	6,820		1,093,996
West Pharmaceutical Services	6,155		2,534,198
Zimmer Biomet Holdings	17,414		2,845,796
			203,458,585
Household & Personal Products - 1.6%
Church & Dwight	20,861		1,806,145
Colgate-Palmolive	71,168		5,657,856
Kimberly-Clark	28,757		3,902,900
The Clorox Company	10,421		1,885,055
The Estee Lauder Companies, Cl. A	19,512		6,513,691
The Procter & Gamble Company	206,879		29,424,400
			49,190,047
Insurance - 1.8%
Aflac	53,287		2,930,785

Description	Shares	Value ($)
Common Stocks - 99.3% (continued)
Insurance - 1.8% (continued)
American International Group	73,540	3,482,119
Aon, Cl. A	19,268	5,010,258
Arthur J. Gallagher & Co.	17,043	2,374,260
Assurant	5,208	821,874
Chubb	37,834	6,384,109
Cincinnati Financial	12,356	1,456,525
Everest Re Group	3,222	814,618
Globe Life	8,290	771,882
Lincoln National	15,944	982,469
Loews	18,437	988,776
Marsh & McLennan	42,780	6,298,072
MetLife	63,826	3,682,760
Principal Financial Group	21,760	1,351,949
Prudential Financial	33,529	3,362,288
The Allstate	25,629	3,333,051
The Hartford Financial Services Group	29,671	1,887,669
The Progressive	49,998	4,757,810
The Travelers Companies	21,055	3,135,511
Unum Group	15,677	429,550
W.R. Berkley	12,324	901,747
Willis Towers Watson	11,190	2,306,035
		57,464,117
Materials - 2.6%
Air Products & Chemicals	18,762	5,460,305
Albemarle	9,844	2,028,258
Amcor	128,898	1,490,061
Avery Dennison	7,136	1,503,412
Ball	27,581	2,230,751
Celanese	9,480	1,476,700
CF Industries Holdings	18,576	877,716
Corteva	62,960	2,693,429
Dow	62,613	3,892,024
DuPont de Nemours	45,594	3,421,830
Eastman Chemical	12,054	1,358,727
Ecolab	21,231	4,688,442
FMC	10,683	1,142,547
Freeport-McMoRan	124,100	4,728,210
International Flavors & Fragrances	21,300	3,208,632
International Paper	32,862	1,898,109
Linde	43,891	13,491,654
LyondellBasell Industries, Cl. A	21,752	2,160,626
Martin Marietta Materials	5,246	1,905,872
Newmont	68,369	4,294,941
Nucor	25,832	2,687,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.6% (continued)
Packaging Corp. of America	7,738		1,094,927
PPG Industries	20,435		3,341,531
Sealed Air	12,996		737,523
The Mosaic Company	29,402		918,224
The Sherwin-Williams Company	20,130		5,858,434
Vulcan Materials	11,121		2,001,669
WestRock	22,695		1,116,821
			81,708,420
Media & Entertainment - 9.8%
Activision Blizzard	65,928		5,512,899
Alphabet, Cl. A	25,430	[a]	68,521,898
Alphabet, Cl. C	24,077	[a]	65,114,320
Charter Communications, Cl. A	11,702	[a]	8,706,873
Comcast, Cl. A	387,280		22,783,682
Discovery, Cl. A	14,582	[a]	423,024
Discovery, Cl. C	25,450	[a]	689,950
DISH Network, Cl. A	21,170	[a]	886,811
Electronic Arts	24,361		3,507,010
Facebook, Cl. A	202,603	[a]	72,187,449
Fox, Cl. A	26,555		946,951
Fox, Cl. B	11,773		391,335
Live Nation Entertainment	11,991	[a]	945,970
Netflix	37,448	[a]	19,381,961
News Corporation, Cl. A	33,678		829,489
News Corporation, Cl. B	10,719		252,004
Omnicom Group	18,219		1,326,708
Take-Two Interactive Software	10,009	[a]	1,735,761
The Interpublic Group of Companies	34,203		1,209,418
The Walt Disney Company	153,516	[a]	27,021,886
Twitter	68,166	[a]	4,754,578
ViacomCBS, Cl. B	50,816		2,079,899
			309,209,876
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
AbbVie	149,129		17,343,703
Agilent Technologies	25,655		3,931,116
Amgen	48,471		11,707,685
Biogen	12,634	[a]	4,127,907
Bio-Rad Laboratories, Cl. A	1,786	[a]	1,320,765
Bristol-Myers Squibb	188,481		12,792,205
Catalent	14,072	[a]	1,685,966
Charles River Laboratories International	4,374	[a]	1,779,868
Eli Lilly & Co.	67,197		16,362,469
Gilead Sciences	106,495		7,272,544
Illumina	12,383	[a]	6,138,872

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.9% (continued)
Incyte	16,335	[a]	1,263,512
IQVIA Holdings	16,075	[a]	3,981,777
Johnson & Johnson	222,581		38,328,448
Merck & Co.	213,774		16,432,807
Mettler-Toledo International	1,946	[a]	2,867,840
Moderna	25,423	[a]	8,989,573
Organon & Co.	22,143	[a]	642,368
PerkinElmer	9,794		1,784,761
Perrigo	11,977		575,255
Pfizer	472,722		20,237,229
Regeneron Pharmaceuticals	8,870	[a]	5,096,791
Thermo Fisher Scientific	33,186		17,920,772
Vertex Pharmaceuticals	21,914	[a]	4,417,424
Viatris	105,945		1,490,646
Waters	5,186	[a]	2,021,555
Zoetis	40,318		8,172,459
			218,686,317
Real Estate - 2.6%
Alexandria Real Estate Equities	11,431	[b]	2,301,518
American Tower	38,663	[b]	10,933,896
AvalonBay Communities	11,968	[b]	2,726,669
Boston Properties	11,842	[b]	1,390,014
CBRE Group, Cl. A	28,236	[a]	2,723,645
Crown Castle International	36,397	[b]	7,027,897
Digital Realty Trust	23,607	[b]	3,639,255
Duke Realty	31,354	[b]	1,595,292
Equinix	7,600	[b]	6,235,116
Equity Residential	28,910	[b]	2,432,198
Essex Property Trust	5,593	[b]	1,835,063
Extra Space Storage	11,114	[b]	1,935,392
Federal Realty Investment Trust	5,851	[b]	687,668
Healthpeak Properties	45,711	[b]	1,689,936
Host Hotels & Resorts	62,135	[a,b]	989,811
Iron Mountain	25,221	[b]	1,103,671
Kimco Realty	36,435	[b]	777,159
Mid-America Apartment Communities	10,024	[b]	1,935,634
Prologis	62,319	[b]	7,979,325
Public Storage	12,999	[b]	4,061,928
Realty Income	31,352	[b]	2,203,732
Regency Centers	13,365	[b]	874,205
SBA Communications	9,150	[b]	3,120,058
Simon Property Group	27,507	[b]	3,480,186
UDR	26,040	[b]	1,431,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.6% (continued)
Ventas	32,278	[b]	1,929,579
Vornado Realty Trust	13,489	[b]	586,772
Welltower	34,925	[b]	3,033,585
Weyerhaeuser	62,923	[b]	2,122,393
			82,783,537
Retailing - 6.9%
Advance Auto Parts	5,416		1,148,517
Amazon.com	36,256	[a]	120,645,103
AutoZone	1,846	[a]	2,997,110
Bath & Body Works	20,586		1,648,321
Best Buy	18,947		2,128,695
CarMax	13,710	[a]	1,836,454
Dollar General	20,159		4,689,790
Dollar Tree	19,537	[a]	1,949,597
eBay	54,725		3,732,792
Etsy	10,990	[a]	2,016,775
Genuine Parts	12,247		1,554,389
LKQ	24,606	[a]	1,248,754
Lowe's	60,127		11,585,872
O'Reilly Automotive	5,891	[a]	3,557,221
Pool	3,387		1,618,376
Ross Stores	29,879		3,665,855
Target	42,062		10,980,285
The Gap	18,536		540,695
The Home Depot	89,845		29,486,231
The TJX Companies	102,373		7,044,286
Tractor Supply	9,566		1,730,776
Ulta Beauty	4,627	[a]	1,553,747
			217,359,641
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices	102,402	[a]	10,874,068
Analog Devices	30,991		5,188,513
Applied Materials	78,044		10,920,697
Broadcom	34,470		16,731,738
Enphase Energy	11,235	[a]	2,130,156
Intel	340,996		18,318,305
KLA	13,159		4,581,437
Lam Research	12,008		7,654,019
Maxim Integrated Products	22,704	[a]	2,268,357
Microchip Technology	23,228		3,324,391
Micron Technology	94,420	[a]	7,325,104
Monolithic Power Systems	3,523		1,582,743
NVIDIA	210,640		41,072,694
NXP Semiconductors	23,357		4,820,651

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Qorvo	9,346	[a]	1,771,908
Qualcomm	95,185		14,258,713
Skyworks Solutions	13,905		2,565,612
Teradyne	14,499		1,841,373
Texas Instruments	77,949		14,858,638
Xilinx	20,882		3,128,959
			175,218,076
Software & Services - 14.2%
Accenture, Cl. A	53,666		17,048,615
Adobe	40,382	[a]	25,102,663
Akamai Technologies	14,124	[a]	1,693,750
Ansys	7,510	[a]	2,767,135
Autodesk	18,652	[a]	5,989,717
Automatic Data Processing	36,128		7,573,513
Broadridge Financial Solutions	9,599		1,665,331
Cadence Design Systems	23,297	[a]	3,439,802
Citrix Systems	10,942		1,102,407
Cognizant Technology Solutions, Cl. A	44,817		3,295,394
DXC Technology	21,840	[a]	873,163
Fidelity National Information Services	52,226		7,784,285
Fiserv	50,071	[a]	5,763,673
FLEETCOR Technologies	6,977	[a]	1,801,601
Fortinet	11,421	[a]	3,109,253
Gartner	7,202	[a]	1,906,585
Global Payments	24,795		4,795,601
International Business Machines	75,991		10,711,691
Intuit	23,241		12,317,033
Jack Henry & Associates	6,034		1,050,459
Mastercard, Cl. A	73,914		28,526,369
Microsoft	637,041		181,499,351
NortonLifeLock	49,856		1,237,426
Oracle	153,298		13,358,388
Paychex	27,591		3,140,408
Paycom Software	4,310	[a]	1,724,000
PayPal Holdings	99,267	[a]	27,351,037
PTC	8,239	[a]	1,115,973
salesforce.com	81,031	[a]	19,603,830
ServiceNow	16,782	[a]	9,865,970
Synopsys	13,135	[a]	3,782,749
The Western Union Company	35,953		834,469
Tyler Technologies	3,376	[a]	1,663,153
Verisign	8,407	[a]	1,819,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 14.2% (continued)
Visa, Cl. A	142,985		35,230,074
			450,543,891
Technology Hardware & Equipment - 7.9%
Amphenol, Cl. A	50,865		3,687,204
Apple	1,326,812		193,528,798
Arista Networks	4,647	[a]	1,767,672
CDW	12,177		2,232,653
Cisco Systems	355,884		19,705,297
Corning	64,689		2,707,882
F5 Networks	4,938	[a]	1,019,746
Hewlett Packard Enterprise	112,191		1,626,769
HP	102,730		2,965,815
IPG Photonics	2,827	[a]	616,738
Juniper Networks	28,294		796,193
Keysight Technologies	15,588	[a]	2,565,005
Motorola Solutions	14,419		3,228,702
NetApp	19,496		1,551,687
Seagate Technology Holdings	18,074		1,588,705
TE Connectivity	27,918		4,117,067
Trimble	21,545	[a]	1,842,097
Western Digital	25,663	[a]	1,666,299
Zebra Technologies, Cl. A	4,623	[a]	2,554,115
			249,768,444
Telecommunication Services - 1.4%
AT&T	602,828		16,909,325
Lumen Technologies	88,634		1,105,266
T-Mobile US	49,757	[a]	7,166,003
Verizon Communications	349,644		19,503,142
			44,683,736
Transportation - 1.8%
Alaska Air Group	10,580	[a]	613,957
American Airlines Group	51,239	[a]	1,044,251
C.H. Robinson Worldwide	10,816		964,463
CSX	191,137		6,177,548
Delta Air Lines	54,721	[a]	2,183,368
Expeditors International of Washington	14,422		1,849,621
FedEx	20,538		5,749,613
J.B. Hunt Transport Services	6,817		1,148,324
Kansas City Southern	7,777		2,082,681
Norfolk Southern	21,038		5,424,228
Old Dominion Freight Line	7,910		2,128,976
Southwest Airlines	51,289	[a]	2,591,120
Union Pacific	56,042		12,259,748
United Airlines Holdings	25,942	[a]	1,212,010

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.8% (continued)
United Parcel Service, Cl. B		61,033		11,679,275
				57,109,183
Utilities - 2.5%
Alliant Energy		21,511		1,259,039
Ameren		21,220		1,780,782
American Electric Power		41,887		3,691,082
American Water Works		15,152		2,577,507
Atmos Energy		11,093		1,093,659
CenterPoint Energy		48,052		1,223,404
CMS Energy		24,847		1,535,296
Consolidated Edison		28,917		2,133,207
Dominion Energy		68,934		5,161,089
DTE Energy		16,263		1,907,975
Duke Energy		64,752		6,806,083
Edison International		31,503		1,716,913
Entergy		17,285		1,778,972
Evergy		18,738		1,222,092
Eversource Energy		28,668		2,473,188
Exelon		81,927		3,834,184
FirstEnergy		46,809		1,793,721
NextEra Energy		165,500		12,892,450
NiSource		32,836		813,348
NRG Energy		21,065		868,721
Pinnacle West Capital		9,658		806,926
PPL		64,418		1,827,539
Public Service Enterprise Group		42,173		2,624,426
Sempra Energy		26,621		3,478,034
The AES		57,905		1,372,348
The Southern Company		89,745		5,732,013
WEC Energy Group		27,054		2,546,864
Xcel Energy		45,041		3,074,048
				78,024,910
Total Common Stocks (cost $802,327,223)				3,147,998,085
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,977,472)	0.05	17,977,472	[c]	17,977,472
Total Investments (cost $820,304,695)		99.9%		3,165,975,557
Cash and Receivables (Net)		.1%		3,240,708
Net Assets		100.0%		3,169,216,265

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks†	3,147,998,085	-	-	3,147,998,085
Investment Companies	17,977,472	-	-	17,977,472
Other Financial Instruments:
Futures ††	354,131	-	-	354,131

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	97	9/17/2021	20,934,944	21,289,075	354,131
Gross Unrealized Appreciation				354,131

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $2,345,670,862, consisting of $2,368,688,246 gross unrealized appreciation and $23,017,384 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.